Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies.
Schedule of minimum commitments under noncancelable operating lease agreements	Minimum commitments under noncancelable operating lease agreements as of December 31, 2020, are as follows:

Lease
Payments
2021	$1,333
2022	821
2023	315
2024	—
2025	—
Thereafter	—
$2,469

Schedule of non-cancelable purchase commitments	As of December 31, 2020, the Company had non-cancelable purchase commitments, primarily for data purchases, as follows:

2021	$3,742
2022	3,514
2023	3,514
2024	—
2025	—
$10,770